Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue.
Schedule of revenue

	2023	2022	2021
	$’000	$'000	$'000

Lease component	1,736,864	1,534,415	1,233,816
Services component	388,675	426,884	345,914
	2,125,539	1,961,299	1,579,730

Schedule of unsatisfied performance obligation

	2023	2022	2021
	$’000	$'000	$'000

Within one year	302,046	418,137	351,071
1-2 years	271,463	386,416	309,861
2-3 years	214,028	309,326	255,791
3-4 years	203,051	288,244	211,615
4-5 years	184,186	276,816	190,018
After 5 years	704,110	1,149,649	858,912
	1,878,884	2,828,588	2,177,268

Schedule of future minimum receipts of lease component

	2023	2022	2021
	$’000	$'000	$'000

Within one year	1,597,832	1,589,439	1,284,692
1-2 years	1,311,962	1,478,221	1,177,665
2-3 years	1,236,565	1,194,924	1,083,942
3-4 years	1,197,965	1,136,303	847,224
4-5 years	1,129,060	1,098,901	749,839
After 5 years	3,980,847	4,008,713	2,703,888
	10,454,231	10,506,501	7,847,250